Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Personnel Expenses
Schedule of personnel expenses by function

	Thousands of Euros
	31/12/2019	31/12/2018	31/12/2017
Cost of sales	988,689	810,512	731,192
Research and development	106,472	93,817	90,495
Selling, general & administration expenses	382,472	345,224	323,880
	1,477,633	1,249,553	1,145,567

Schedule of personnel expenses by nature

	Thousands of Euros
	31/12/2019	31/12/2018	31/12/2017
Wages and salaries	1,178,527	1,000,682	917,810
Contributions to pension plans (see note 29)	29,941	21,363	20,347
Other social charges	28,785	29,055	27,679
Social Security	240,380	198,453	179,731
	1,477,633	1,249,553	1,145,567